INCORPORATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2017
INCORPORATION AND GOING CONCERN
INCORPORATION AND GOING CONCERN

1.       INCORPORATION AND GOING CONCERN

(a)          Business Description

Neovasc Inc. ("Neovasc" or the "Company") is a limited liability company incorporated and domiciled in Canada. The Company was incorporated as Medical Ventures Corp. under the Company Act (British Columbia) on November 2, 2000 and was continued under the Canada Business Corporations Act on April 19, 2002. On July 1, 2008, the Company changed its name to Neovasc Inc. Neovasc is the parent company.

The consolidated financial statements of the Company as at December 31, 2017, December 31, 2016 and December 31, 2015 and for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 comprise the Company and its subsidiaries, all of which are wholly owned. The Company's principal place of business is located at Suite 5138 — 13562 Maycrest Way, Richmond, British Columbia, V6V 2J7 and the Company's registered office is located at Suite 2600 — 595 Burrard Street, Vancouver, British Columbia, V7X 1L3, Canada. The Company's shares are listed on the Toronto Stock Exchange (TSX:NVCN) and the Nasdaq Capital Market (NASDAQ:NVCN).

Neovasc is a specialty medical device company that develops, manufactures and markets products for the rapidly growing cardiovascular marketplace. Its products include the Tiara™ for the transcatheter treatment of mitral valve disease and the Neovasc Reducer™ for the treatment of refractory angina.

(b)          Going Concern and Uncertainty

Between June 2016 and November 2017, Neovasc was engaged in litigation with CardiAQ in the U.S. District Court for the District of Massachusetts and, upon appeal, in the United States Court of Appeals for the Federal Circuit (the "Appeals Court"). On November 13, 2017, the final mandate was issued by the Appeals Court and approximately $112 million damages and interest awards became due and payable. The Company had approximately $70 million placed in escrow but needed to raise an additional approximately $42 million or face bankruptcy. On November 17, 2017, the Company closed an approximately $65 million financing (the "2017 Financings") and used approximately $42 million to settle the remaining damages and interest awards. The terms of the financing included, amongst other things, future priced securities, full ratchet anti-dilution clauses and a senior convertible debt instrument secured on substantially all of the assets of the Company. These terms will make it more difficult to obtain additional debt or equity financing in the future. As at December 31, 2017, the Company had approximately $17.5 million in cash and cash equivalents, sufficient cash for approximately nine months of operations, and will need to obtain additional debt or equity financing in later 2018 to fund ongoing operations. The Company can give no assurance that it will be able to obtain the additional funds needed, on terms agreeable to the Company, or at all. These circumstances indicate the existence of material uncertainty and cast substantial doubt about the Company's ability to continue as a going concern (See Notes 7, 14 and 24).

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. Should the Company be unable to obtain additional capital in the future and the Company's ability to continue as a going concern be impaired, material adjustments may be necessary to these consolidated financial statements.